Short-term Bank Loans and Long-term Loan (Details) ¥ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Apr. 30, 2021 KRW (₩)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)
Short-term Debt [Line Items]
Amount drawn	¥ 233,233	$ 36,599	¥ 113,056	¥ 2,874
Repayments of short term bank loans	205,872	$ 32,306	91,665	¥ 950
Short-term bank loans	¥ 52,793		¥ 24,200		$ 8,284
Short-term loan facilities with Shanghai branch of Standard Chartered Bank
Short-term Debt [Line Items]
Principal amount								¥ 116,471	$ 18,277
Maturity term	90 days	90 days
Amount drawn	¥ 113,011	$ 17,734
Repayments of short term bank loans	104,759	$ 16,439
Short-term bank loans	¥ 28,152				$ 4,418
Short-term loan facilities with Shanghai branch of Standard Chartered Bank | Minimum
Short-term Debt [Line Items]
Annual interest rates	1.30%				1.30%
Short-term loan facilities with Shanghai branch of Standard Chartered Bank | Maximum
Short-term Debt [Line Items]
Annual interest rates	1.70%				1.70%
Short term loan facility
Short-term Debt [Line Items]
Principal amount	¥ 136,471				$ 21,415
Maturity term	90 days	90 days
Amount drawn	¥ 120,222	$ 18,865
Annual interest rates	1.85%				1.85%
Repayments of short term bank loans	¥ 94,577	$ 14,841
Short-term bank loans	¥ 24,641				$ 3,866
Short term loan facility | Minimum
Short-term Debt [Line Items]
Annual interest rates	1.40%				1.40%
Short term loan facility | Maximum
Short-term Debt [Line Items]
Annual interest rates	1.80%				1.80%
Short-term loan arrangement with Shinhan Bank Co., Ltd
Short-term Debt [Line Items]
Principal amount						¥ 11,256	₩ 2.1
Short-term bank loans	¥ 0